CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 44,550	$ 192,106	$ (264,195)		$ (27,539)
Beginning balance, shares at Dec. 31, 2020		44,550,000
Net income				(345,356)		(345,356)
Issuance of preferred stock to related party	$ 10,000		348,191			358,191
Issuance of preferred stock to related party, shares	10,000,000
Balance at June 30, 2023(unaudited) at Dec. 31, 2021	$ 10,000	$ 44,550	540,297	(609,551)		(14,704)
Ending balance, shares at Dec. 31, 2021	10,000,000	44,550,000
Net income				(10,959)		(10,959)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share	$ (10,000)	$ 400,950	(390,950)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share, shares	(10,000,000)	400,950,000
Balance at June 30, 2023(unaudited) at Jun. 30, 2022		$ 445,500	149,347	(620,510)		(25,663)
Ending balance, shares at Jun. 30, 2022		445,500,000
Beginning balance, value at Dec. 31, 2021	$ 10,000	$ 44,550	540,297	(609,551)		(14,704)
Beginning balance, shares at Dec. 31, 2021	10,000,000	44,550,000
Net income				(29,740)		(29,740)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share	$ (10,000)	$ 400,950	(390,950)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share, shares	(10,000,000)	400,950,000
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		$ 445,500	149,347	(639,291)		(44,444)
Ending balance, shares at Dec. 31, 2022		445,500,000
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		$ 445,500	149,347	(639,291)		(44,444)
Ending balance, shares at Dec. 31, 2022		445,500,000
Beginning balance, value at Jun. 30, 2022		$ 445,500	149,347	(620,510)		(25,663)
Beginning balance, shares at Jun. 30, 2022		445,500,000
Net income				(18,781)		(18,781)
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		$ 445,500	149,347	(639,291)		(44,444)
Ending balance, shares at Dec. 31, 2022		445,500,000
Common stock		$ 10,000				10,000
Net income				(8,083)		(8,083)
Common stock, shares		10,000,000
Foreign currency translation adjustments					(1,256)	(1,256)
Balance at June 30, 2023(unaudited) at Jun. 30, 2023		$ 455,500	$ 149,347	$ (647,375)	$ (1,256)	$ (43,784)
Ending balance, shares at Jun. 30, 2023		455,500,000